RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of transactions with related parties
	Year ended December 31,
	2023			2022	2021

Cost of revenues of products	$	*	)	$134	$1,044

Purchase of property and equipment and inventory	$	*	)	$100	$-

*) Affiliates of FIMI are not considered related parties of the Company during the year ended December 31, 2023.